Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deposits and other borrowings
Deposits and other borrowings	$ 626,955	$ 591,131	$ 563,247
Australia
Deposits and other borrowings
Deposits and other borrowings	532,516	504,531
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	31,506	25,647
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	52,819	48,303
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	345,416	304,761
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	102,775	125,820
New Zealand
Deposits and other borrowings
Deposits and other borrowings	75,755	68,473
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	3,293	2,773
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	14,066	10,711
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	31,354	26,300
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	27,042	28,689
Other overseas
Deposits and other borrowings
Deposits and other borrowings	18,684	18,127
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	11,839	7,258
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	919	868
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,751	1,864
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	4,175	8,137
Parent Entity
Deposits and other borrowings
Deposits and other borrowings	550,187	521,613
Parent Entity | Australia
Deposits and other borrowings
Deposits and other borrowings	532,516	504,531
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	31,506	25,647
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	52,819	48,303
Parent Entity | Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	345,416	304,761
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	102,775	125,820
Parent Entity | New Zealand
Deposits and other borrowings
Deposits and other borrowings		1
Parent Entity | New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		1
Parent Entity | Other overseas
Deposits and other borrowings
Deposits and other borrowings	17,671	17,081
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	11,839	7,258
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	357	333
Parent Entity | Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,446	1,559
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 4,029	$ 7,931